SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its wholly-owned subsidiaries, its VIEs and the VIEs' subsidiaries. The Company believes that the disclosures are adequate to make the information presented not misleading.

Consolidation of a sponsored fund

Consolidation of a sponsored fund

The Company has a trust that develops and holds an exchange-trade fund (the “sponsored fund”) that is publicly traded from the Nasdaq Global Select Market. The fund is managed by a subsidiary of the Company. Decisions regarding the trustees of the trust and certain key activities of the sponsored fund within the trust, such as appointment of the sponsored fund’s investment adviser, resides at the trust level. As a result, shareholders of the sponsored fund lack the ability to control the key decision-making processes that most significantly affect the economic performance of the sponsored fund. Accordingly, the Company believes that the trust and the sponsored fund are variable interest entities (“VIEs”) and shall be evaluated for consolidation as VIEs.

The Company provides seed funding to new sponsored fund and may hold a significant interest in the shares of a sponsored fund during the seed investment stage when the sponsored fund’s investment track record is being established. To the extent that the Company’s interest in a sponsored fund is limited to: (i) fixed management fee and (ii) other interests that, in aggregate, would absorb an insignificant amount of variability in the fund, the Company’s management contract would not be considered a variable interest that provides the Company with the power to direct the activities of the fund and would therefore not be required to consolidate the fund. However, the Company has concluded that its fees earned from asset management arrangement with sponsored fund in which the Company holds a significant (at least 10 percent) ownership interest in the fund do represent variable interests that convey both power, in combination with the ownership interest, and significant economic exposure (both characteristics of a controlling financial interest) to the Company and therefore the Company would be the primary beneficiary that required to consolidate the fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Consolidation of a sponsored fund (Continued)

Upon consolidation, management fee revenue earned on, as well as the Company’s investments in, the consolidated sponsored funds are eliminated. The Company retains the specialized accounting treatment of the sponsored fund in consolidation whereby the underlying investments are carried at fair value, reflected in financial instruments held, at fair value, in the Company’s consolidated balance sheets, with corresponding changes in fair value reflected in others, net in the Company’s consolidated statements of comprehensive income (loss). The non-controlling interest represents third-party interests of the Company's consolidated sponsored fund. This interest is redeemable at the option of the investors and therefore is recorded as mezzanine equity. Redeemable non-controlling interest is recorded at redemption value which approximates the fair value at each reporting period. When the Company no longer holds a controlling financial interest in the sponsored fund, the Company deconsolidates the sponsored fund and removes the related assets, liabilities and redeemable non-controlling interests from its balance sheet. Because consolidated sponsored funds carry their assets and liabilities at fair value, there is no incremental gain or loss recognized upon deconsolidation.

In November 2020, the sponsored fund was delisted and liquidated. Therefore it was deconsolidated in Group's consolidated financial statement since November 2020.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, the useful lives of long-lived assets, impairment of long-lived assets and goodwill, fair value measurement of long-term equity securities without readily determinable fair value, long-term available-for-sale securities, purchase price allocation for business acquisition, share-based compensation, the valuation allowance for deferred tax assets and income taxes. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair value (Continued)

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, cash—segregated for regulatory purpose, term deposits, financial instruments held, at fair value, derivative assets or liabilities in relation to the Company’s derivative transactions, receivables from or payable to customers, receivables from or payables to brokers, dealers, clearing organizations, amounts due from related parties, long–term equity securities without readily determinable fair value, and long-term available–for– sale securities. The Company carries its financial instruments held, at fair value, long-term available–for–sales securities at fair value. Financial instruments held, at fair value, based upon quoted market price, consist of stock investments related to the exchange trade funds (“ETFs”), US treasuries and corporate bonds. The carrying amounts of cash and cash equivalents, cash—segregated for regulatory purpose, term deposits, receivables from or payables to customers, receivables from or payables to brokers, dealers and clearing organizations, amounts due from related parties approximate their fair values due to the short–term maturities of these instruments.

Derivative financial instruments

Derivative financial instruments

The Company may utilize derivative financial instruments to mitigate the risk of fair value change of its investments in certain consolidated sponsored funds seeded for business development purposes. These derivative financial instruments are not designated as hedging instruments for accounting purposes. The Company does not use derivative financial instruments for speculative purposes. The Company records the derivative financial instruments in financial instrument held, at fair value or accrued expenses and other current liabilities on its consolidated balance sheets and measures these instruments at fair value. The Company has entered into certain stock index future contracts. As of December 31, 2019, the Company held 34 outstanding future contracts with a notional value of US$5,951,530 and remaining contract term for 2.6 months. No outstanding future contracts held at December 31, 2020. For the years ended December 31, 2019 and 2020, the Company recognized US$1,766,679 and US$2,316,585 loss from settled future contracts.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits with financial institutions, term deposits with an original maturity of three months or less and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Cash-segregated for regulatory purposes

Cash—segregated for regulatory purpose

Certain subsidiaries of the Company are obligated by rules mandated by their primary regulators to segregate or set aside amount of cash deposited by the customer and the Company. Such regulations are promulgated to protect customer assets and meet the capital adequacy and other regulatory requirement. A corresponding payable to customers is recorded upon receipt of the cash from the customer. Restricted cash represents cash and cash equivalents that are subject to withdrawal or usage restrictions. Cash segregated for regulatory purposes meets the definition of restricted cash and is included in "cash, cash equivalents and restricted cash" in the consolidated statements of cash flows.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Cash—segregated for regulatory purpose (Continued)

As of December 31, 2019 and 2020, Marsco, the Company’s broker-dealer subsidiary located in the USA, had a cash of US$25,167,014 and US$29,625,645 segregated for the exclusive benefit of customers under Rule 15c3-3 of the Securities Exchange Act.

Term deposits	Term deposits Term deposits consist of bank deposits with an original maturity of greater than three months and less than one year.
Receivables from and payable to Customers

Receivables from and payable to Customers

Receivables from customers include the margin loans extended to consolidated accounts customers by the Group. Securities owned by the customers, which are not recorded in the consolidated balance sheets, are held as collateral for amounts due on the loan receivables. Receivables from customers are recorded net of allowance for doubtful accounts. Revenues earned from the margin loan transactions are included in interest income. The amounts receivable from customers that are determined by management to be uncollectible when the fair value of the collaterals fall under the carrying value of the receivables are recorded as bad debt expense in the consolidated statements of comprehensive income(loss). For the years ended December 31, 2018, 2019 and 2020, nil, nil and US$91,788 of allowance for doubtful accounts were recorded.

The table below presents the movement of allowance for doubtful accounts from customers for the year ended December 31, 2020.

For the year ended December 31,2020
Balance at the beginning of the year	—
Accruals (reversals)	91,788
Balance at the end of the year	91,788

Payable to customers represent the closing cash balance to the customers, which include cash deposit and cash collateral received or advanced from consolidated account customers derived from security borrowing and lending activities.

The Company receives or advances cash collateral, in an amount equals to or in excess of the fair value of the securities borrowed and loaned by customers. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually. Interest income and interest expense are recorded on an accrual basis.

Receivables from and Payables to brokers, dealers and clearing organizations

Receivables from and Payables to brokers, dealers and clearing organizations

Receivables from brokers, dealers and clearing organizations include customers’ cash deposits, the Group’s revenue receivables, cash collateral received for consolidated account customers’ security lending activities, and net receivables arising from unsettled trades.

Payables to brokers, dealers and clearing organizations include borrowed margin and cash collaterals received from securities borrowing transactions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Receivables from and Payables to brokers, dealers and clearing organizations (Continued)

Securities borrowing transactions require the Company to deposit cash with the lender, and securities lending transactions result in the Company receiving collateral in the form of cash from the brokers, dealers and clearing organization. The cash collateral advanced to or received from the brokers are in an amount generally equal to or in excess of the market value of the securities that borrowed or loaned by the consolidated account customers. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually. Interest income and interest expense are recorded on an accrual basis.

Property, equipment, and intangible assets, net

Property, equipment, and intangible assets, net

Property and equipment mainly consist of electronic equipment, office equipment, leasehold improvements and software. The property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 years
Office equipment	5 years
Software	5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets

Intangible assets mainly consist of the brokerage’s license in USA, New Zealand and Australia acquired by the Company, which are recognized as intangible assets with indefinite life, and it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group's business, estimation of the useful life over which cash flows will occur, and determination of the Group's weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Goodwill (Continued)

The Group first assesses relevant events and circumstances to determine whether it is necessary to perform the two-step goodwill impairment test. If, after assessing the totality of events or circumstances such as those described in the preceding paragraph, the Group determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the first and second steps of the goodwill impairment test are unnecessary. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. The Group concluded that the estimated fair value of the reporting unit substantially exceeded the underlying carrying value as of December 31,2020. No impairment charge was recognized for the years ended December 31, 2018, 2019 and 2020.

Lease

Lease

The Group leases offices and other facilities in different cities in the PRC, New Zealand, USA and other countries. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its respective incremental borrowing rate for each jurisdiction based on their analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. The Group's leases have remaining lease terms of up to ten years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases, the Group records operating lease expense in its consolidated statements of comprehensive income (loss) on a straight-line basis over the lease term and record variable lease payments as incurred.

Long-term investment

Long-term investment

The Group’s long-term investments consist of equity securities without readily determinable fair values, available-for-sale securities and equity method investment.

(a)	Equity securities without readily determinable fair values

For investments in equity securities without readily determinable fair values, the Group elects to use the measurement alternative defined as cost, less impairment, adjusted by observable price change. The Group reviews its equity securities without readily determinable fair values investments for impairment at each reporting period by performing a qualitative assessment considering impairment indicators. The Group recorded nil, US$755,524 and nil impairment loss on its equity securities without readily determinable fair values during the years ended December 31, 2018, 2019 and 2020.

(b)	Available-for-sale securities

For investments which are determined to be debt securities, the Group accounts for them as long-term available-for-sale securities when they are not classified as either trading or held-to-maturity investments.

Available-for-sale securities is carried at its fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss.

The Group reviews its investments for other than temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Group recorded nil, nil and US$150,978 impairment losses on its available-for-sale securities during the years ended December 31, 2018, 2019 and 2020, respectively.

(c)Equity method investment

In accordance with ASC 323 Investment—Equity Method and Joint Ventures, the Group accounts for an equity method investment over which it has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. The Group’s share of the investee’s profit and loss is recognized in the consolidated statements comprehensive income (loss) of the period.

An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income (loss) when the decline in value is determined to be other-than-temporary. The Group did not record any impairment losses on its equity method investment during the years ended December 31, 2018, 2019 and 2020.

Revenue recognition

Revenue recognition

Revenue from contracts with customers is recognized when or as the Group satisfies its performance obligations by transferring the promised services to the customers. A service is transferred to a customer when or as the customer obtains control of that service. A performance obligation may be satisfied at a point in time or over time. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time that the Group determines the customer obtains control over the promised service. Revenue from a performance obligation satisfied over time is recognized by measuring the Group’s progress in satisfying the performance obligation in a manner that depicts the transfer of the services to the customer. The amount of revenue recognized reflects the consideration the Group expects to receive in exchange for those promised services (i.e., the “transaction price”).

The Group’s revenues from contracts with customers are recognized when the performance obligations are satisfied at an amount that reflects the consideration expected to be received in exchange for such services. The majority of the Group’s performance obligations are satisfied at a point in time upon the successful execution and clearing of the customer’s trade order. Revenue is collected from the Group’s clearing partners in the brokerage business or from the customers directly by debiting their brokerage account with the Group.

Nature of Services

The Group’s services under contracts with customers are mainly related to its commission earned from its online brokerage business under the consolidated accounts (which customer information are not disclosed to the broker) and the fully disclosed accounts. The Group’s main sources of revenue from contracts with customers are as follows:

i)	Commissions earned for the Group’s online brokerage business in customers’ fully disclosed accounts and consolidated accounts are charged for each customer trade order executed and cleared by broker on a trade date basis and are reported as commissions in the consolidated statements of comprehensive income (loss).

According to the attributes of transactions under consolidated accounts, the Group provides brokerage service for its customers. Commission fees are deducted from the customer's account at the time of trade order initiation and a pre-determined portion is directed to the broker. The Group recognizes revenue at the time of execution of the order (i.e., trade date) on a gross basis as the Group is determined to be the primary obligor in fulfilling the trade order initiated by the customer.

According to the attributes of transactions under fully disclosed accounts, the Group provides the agreed services to its customers in facilitating the trades. Every time the broker executes and clears a trade, the broker collects the commissions, deducts its pre-determined portion and returns the rest of the commission fees to the Group. Accordingly, the commission fee is recorded on a net basis.

ii)	Finance servicing fees are related to margin loans and securities borrowing and lending activities provided by the brokers under the fully disclosed accounts. Revenue is recognized over the period that the margin loans and securities borrowing and lending activities are outstanding.
iii)	Interest income is generated from margin loans and securities borrowing and lending activities provided to consolidated account customers and interest income from bank deposits. Interest income is recognized on an accrual basis.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue recognition (Continued)

iv)	Other revenues consist of the revenue arising from initial public offering (“IPO”) distribution service and others. Revenue from the IPO distribution service is derived from IPO underwriting and new share subscription services in relation to IPOs in the USA and Hong Kong capital market. IPO distribution revenue are generally recognized when the services are completed. The related revenue from IPO distribution services amounted at US$ 475,055, US$ 3,142,763 and US$ 13,760,209 for the years ended December 31, 2018, 2019 and 2020. The Group also provides promotional and advertisement service and financial advisory service under the contracts with customers, which are recorded over the period of service provided.

Contract liabilities arise when customers remit contractual cash payments in advance of the Company satisfying its performance obligations under the contract and are derecognized when the revenue associated with the contract is recognized either when a milestone is met triggering the contractual right to bill the customer or when the performance obligation is satisfied. Contract liabilities are reported in deferred income and accrued expenses and other current liabilities-advanced from customers in the consolidated balance sheets.

Research and development expenses

Research and development expenses

Research and development expenses primarily consist of salaries and employee benefits, rental, and depreciation expenses related to the development of the Group’s proprietary trading platform, back-end technology and customer relationship management system. For the years ended December 31, 2018, 2019 and 2020, US$11,282,241 and US$18,033,074 and US$ 22,507,376 of research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Occupancy, Depreciation and Amortization

Occupancy, Depreciation and Amortization

Occupancy expenses consist primarily of lease payments on office and data center leases and related occupancy costs, such as utilities. Depreciation and amortization expenses result from the depreciation of fixed assets, such as electronic equipment, office equipment as well as leasehold improvements and the amortization of intangible assets.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees and managements, such as share options are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight-line method for all employee equity awards granted with graded vesting provided that the cumulative amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. Compensation expenses for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The Group elects to recognize forfeitures when they occur. Compensation expenses for awards with service conditions is recognized on a straight-line method over the requisite service period.

The cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the awards. The incremental compensation cost is measured as the excess of the fair value of the modified award over the fair value of the modified award at the modification date. The incremental portion of share-based compensation for the vested portion is recognized immediately and the incremental portion of share-based compensation for the unvested portion is recognized over the remaining vesting period of the award. If an award is canceled without the concurrent grant of a replacement award or any other consideration, unrecognized compensation cost related to the canceled award is recognized immediately upon cancelation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Share-based compensation (Continued)

For awards granted with a performance condition that affects vesting, the performance condition is not considered in determining the award's grant-date fair value; however, the performance condition is considered when estimating the quantity of awards that are expected to vest. No compensation expense is recorded for awards with a performance condition unless and until the performance condition is determined to be probable of achievement.

Income taxes

Income taxes

Current taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities, including those for net operating loss carryforwards are measured using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertainty in income taxes by recording an unrecognized tax benefit resulting from tax positions taken or expected to be taken in a tax return. Tax benefits are recognized when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. A tax position that meets the more likely than not recognition threshold is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. The Group presents interest and penalties, if any, related to an underpayment of income taxes in income tax expense.

The Group accounts for residual income tax effects in accumulated other comprehensive income due to a change in tax law or a change in judgment about realization of a valuation allowance using the portfolio method and only releases residual amounts when the entire portfolio is liquidated.

Comprehensive income or loss

Comprehensive income or loss

Comprehensive income or loss consists of two components, net income or loss and other comprehensive income or loss, net of tax. Other comprehensive income or loss refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net income or loss. The Group’s other comprehensive income or loss consists of foreign currency translation adjustments from its subsidiaries not using the US$ as their functional currency and the fair value change of long-term available-for-sale securities of the Group, if any. Comprehensive income or loss is reported in the consolidated statements of comprehensive income (loss).

Treasury stock

Treasury stock

The Group accounted for those shares repurchased as treasury stock at cost, Treasury stock, and is shown separately in the shareholders' equity as the Company has not yet decided on the ultimate disposition of those shares acquired. When the Company decides to cancel the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital. Refer to Note 13 for details.

Non-controlling interests

Non-controlling interests

For the Company’s consolidated subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive income (loss) to distinguish the interests from that of the Company.

Foreign currencies

Foreign currencies

The reporting currency of the Company is the US$. The Company and the Company’s subsidiaries with operations in the PRC, Hong Kong, New Zealand, Singapore, Australia, the United States and other jurisdictions use their respective local currencies as their functional currencies except for TBNZ which changed the functional currency from local currency to US$. The financial statements of the Company’s subsidiaries, other than the subsidiaries with functional currency in US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded as a separate component of other comprehensive income or loss in the consolidated statements of change in equity (deficit ) and consolidated statements of comprehensive income (loss).

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in other income in the consolidated statements of comprehensive income (loss) during the year in which they occur.

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to US$3,696,283, US$9,473,171 and US$5,972,337 as of December 31, 2018, 2019 and 2020, respectively.

Net income (loss) per share

Net income (loss) per share

Basic income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. The Group’s preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the redeemable and non-redeemable preferred shares are not contractually obligated to share the loss.

Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had redeemable and non-redeemable preferred shares granted prior to the initial public offering, share options and restricted share units, which could potentially dilute basic income (loss) per share. To calculate the number of shares for diluted income (loss) per ordinary share, the effect of the preferred shares is computed using the as-if-converted method; the effect of the share options and restricted share units is computed using the treasury stock method.

Concentration of credit risk

Concentration of credit risk

The Group's exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. Concentrations of credit risk can be affected by changes in political, industry, or economic factors. To reduce the potential for risk concentration, credit limits are established and exposure is monitored in light of changing counterparty and market conditions. As of December 31, 2019 and 2020, the Group did not have any material concentrations of credit risk outside the ordinary course of business.

Concentration of revenue	Concentration of revenue There is no customer accounting for 10% or more of total revenues for the years ended December 31, 2018, 2019 and 2020, respectively.
Concentration of supplier

Concentration of supplier

The Group relies on third parties for the execution and clearing of trade requests made by customers. In instances where these parties fail to perform their obligations, the Group may be temporarily unable to find alternative suppliers to satisfactorily deliver services to its customers in a timely manner, if at all.

For the years ended December 31, 2018, 2019 and 2020, 96.8%, 78.4% and 74.8% of its total net revenues were executed and cleared by one supplier.

Current Expected Credit Losses

Current Expected Credit Losses

On January 1, 2020, the Group adopted FASB ASC Topic 326 – “Financial Instruments – Credit Losses” (“ASC Topic 326”) which replaces the incurred loss methodology with the current expected credit loss (“CECL”) methodology. The new guidance applies to financial assets measured at amortized cost, held-to-maturity debt securities and off-balance sheet credit exposures. For on-balance sheet assets, an allowance must be recognized at the origination or purchase of in-scope assets and represents the expected credit losses over the contractual life of those assets. Expected credit losses on off-balance sheet credit exposures must be estimated over the contractual period the Group is exposed to credit risk as a result of a present obligation to extend credit.

The Group adopted ASC Topic 326 using the modified retrospective approach for all in-scope assets, which did not result in an adjustment to the opening balance in retained earnings. Results for reporting periods beginning after January 1, 2020 are presented under ASC Topic 326 while prior periods continue to be reported in accordance with previously applicable U.S. GAAP. The impact to the current period is not material since the Group’s in-scope assets are primarily subject to collateral maintenance provisions for which the Company elected to apply the practical expedient of reporting the difference between the fair value of collateral and the amortized cost for the in-scope assets as the allowance for current expected credit losses.

Acquisition

In July 2019, the Group acquired 100% equity interests in Marsco for a total consideration of US$9,348,290 in a combination of US$6,348,290 of cash and US$3,000,000 of Class A ordinary shares of the Company. Marsco is a licensed U.S self-clearing broker-dealer that focuses on empowering self-directed investors with the necessary tools to manage their portfolios. Marsco brings in rich broker dealer experience in execution and clearing.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The tangible and intangible assets valuation disclosed below was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. In order to value the intangible asset, a multi period excess earnings method (“MPEEM”), a method of discount cash flow, was used. The MPEEM requires significant judgment and estimates by the management on future earnings as well as the economic useful life, taking into account certain factors including the appropriate discount rate. Marsco’s financial statements constituted less than 1% of revenue and 4.1% of total assets of the Company's consolidated financial statement for and as of the year ended December 31, 2019.

The purchase price was allocated at the date of acquisition as follows:

	US$	Amortization period
Cash and cash equivalents	339,611
Cash-segregated for regulatory purpose	22,094,198
Other current assets	5,098,900
Property, plant and equipment	5,581	3-5 years
Intangible assets
Operating License	6,900,000	Indefinite life
Goodwill	2,421,403
Other current liabilities	(26,062,403)
Deferred tax liabilities	(1,449,000)
	9,348,290

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Acquisition (Continued)

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S.GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of synergy effect from the acquisition. The acquired goodwill is not deductible for tax purposes.

The Group incurred total acquisition costs of US$377,239. The acquisition costs were primarily related to legal, accounting and advisory services and were expensed as incurred for the year ended December 31, 2019 and are included in general and administrative expenses in the consolidated statements of comprehensive income (loss).

Pro forma information of acquisitions

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2018 and 2019 assuming that the acquisition of Marsco occurred as of January 1, 2018. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2018	2019
	US$	US$
	Unaudited	Unaudited
Pro forma net revenue	34,652,211	55,150,145
Pro forma net loss	(44,107,663)	(5,799,848)

Acquisition

Acquisition

In July 2019, the Group acquired 100% equity interests in Marsco for a total consideration of US$9,348,290 in a combination of US$6,348,290 of cash and US$3,000,000 of Class A ordinary shares of the Company. Marsco is a licensed U.S self-clearing broker-dealer that focuses on empowering self-directed investors with the necessary tools to manage their portfolios. Marsco brings in rich broker dealer experience in execution and clearing.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The tangible and intangible assets valuation disclosed below was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. In order to value the intangible asset, a multi period excess earnings method (“MPEEM”), a method of discount cash flow, was used. The MPEEM requires significant judgment and estimates by the management on future earnings as well as the economic useful life, taking into account certain factors including the appropriate discount rate. Marsco’s financial statements constituted less than 1% of revenue and 4.1% of total assets of the Company's consolidated financial statement for and as of the year ended December 31, 2019.

The purchase price was allocated at the date of acquisition as follows:

	US$	Amortization period
Cash and cash equivalents	339,611
Cash-segregated for regulatory purpose	22,094,198
Other current assets	5,098,900
Property, plant and equipment	5,581	3-5 years
Intangible assets
Operating License	6,900,000	Indefinite life
Goodwill	2,421,403
Other current liabilities	(26,062,403)
Deferred tax liabilities	(1,449,000)
	9,348,290

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Acquisition (Continued)

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S.GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of synergy effect from the acquisition. The acquired goodwill is not deductible for tax purposes.

The Group incurred total acquisition costs of US$377,239. The acquisition costs were primarily related to legal, accounting and advisory services and were expensed as incurred for the year ended December 31, 2019 and are included in general and administrative expenses in the consolidated statements of comprehensive income (loss).

Pro forma information of acquisitions

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2018 and 2019 assuming that the acquisition of Marsco occurred as of January 1, 2018. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2018	2019
	US$	US$
	Unaudited	Unaudited
Pro forma net revenue	34,652,211	55,150,145
Pro forma net loss	(44,107,663)	(5,799,848)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is effective on January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which the group is required to recognize an allowance based on its estimate of expected credit loss. In November 2018, FASB issued ASU No, 2018-19, Codification Improvements to Topic 326, further clarified the scope of the guidance in the amendments in ASU 2016-13. In May 2019, FASB issued ASU No.2019-05, Financial instrument—Credit Losses (Topic 326), Targeted Transition Relief, which provides an irrevocably fair value option to elect for eligible instruments. In November 2019, FASB issued ASU 2019-11 Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which clarified and improved various aspects of ASU 2016-13. In March 2020, FASB issued ASU 2020-03, Codification Improvements to Financial Instruments, which improves and clarifies various financial instruments topics, including the current expected credit losses standard. As of January 1, 2020, the Group adopted ASC Topic 326 using the modified retrospective approach for all in-scope assets. The adoption of ASC Topic 326 has no impact on the Group's retained earnings as of January 1, 2020. Results for reporting periods beginning after January 1, 2020 are presented under ASC Topic 326 while prior periods continue to be reported in accordance with previously applicable U.S. GAAP.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this standard will remove, modify and add certain disclosures under ASC Topic 820, Fair Value Measurement, with the objective of improving disclosure effectiveness. ASU 2018-13 is effective for the Group’s fiscal year beginning January 1, 2020, with early adoption permitted. The update eliminates the requirement to disclose: (a) the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; (b) an entity's policy for timing of transfers between levels; (c) and an entity's valuation processes for Level 3 fair value measurements. The Group adopted ASU 2018-13 on January 1, 2020, and the adoption had no material impact on the Group’s consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Recent Accounting Pronouncements (Continued)

In December 2019, the FASB issued ASU 2019-12, Income taxes (Topic 740)-Simplifying the accounting for income taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. For public business entities, the ASU will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Group will apply this ASU for the fiscal year beginning January 1, 2021, and interim period within fiscal year beginning at January 1, 2021. The Group is currently evaluating the impact of this new guidance on the consolidated financial statements but does not expect this guidance will have a material impact on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting if certain criteria are met. The amendments in ASU 2020-04 provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. This guidance is effective immediately and the amendments may be applied prospectively through December 31, 2022. The adoption did not have a material accounting impact on the Group's consolidated financial position or results of operations.